Document and Entity Information	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2021
Entity Registrant Name	OVID THERAPEUTICS INC.
Entity Central Index Key	0001636651
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38085
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5270895
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	Suite 15044
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	661-7661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OVID
Security Exchange Name	NASDAQ